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1933 Act Rule 497(j)
1933 Act File No. 333-239440
1940 Act File No. 811-23580
June 5, 2026

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Dimensional ETF Trust (the “Registrant”) File Nos. 333-239440 and 811-23580 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment Nos. 31/35 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 31/35 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on May 27, 2026.

Please direct any questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Sincerely,

/s/ Brian Crowell
Brian Crowell

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